Acquisition - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Oct. 31, 2011 Motel 168	Oct. 31, 2011 Motel 168 CNY	Dec. 31, 2011 Motel 168 USD ($)	Dec. 31, 2011 Motel 168 CNY	Dec. 31, 2010 Motel 168 CNY	Sep. 30, 2011 Motel 168 USD ($)
Business Acquisition [Line Items]
Percentage of equity acquired					100.00%	100.00%
Total consideration						2,869,045
Consideration in cash						2,201,731
Value of ordinary shares issued as consideration for acquisition						667,314
Ordinary shares issued as consideration for acquisition					8,149,616	8,149,616
Market price of ordinary shares										$ 12.885
Total acquisition costs								63,824
Net revenues							346,365
Net loss	55,854	351,531	359,499	256,003			17,516
Amortization of identifiable intangible assets								4,203	4,203
Transaction cost								63,824	63,824
Diluted gain per share								0.23	3.29